Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jan. 01, 2022
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	£ 36,006	£ 44,865	[1]
Financial assets at fair value through profit or loss	191,525	180,769	[1]	£ 206,971
Insurance contracts
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	166,428	161,778
Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	237,427	228,676
Reverse repurchase agreements	36,006	44,865
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	131,621	126,920
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	93,593	89,557
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	12,213	12,199
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	191,525	180,769
Reverse repurchase agreements	16,091	11,781
Contracts held with reinsurers	11,292	10,906
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	120,724	115,452
Reverse repurchase agreements	0	0
Contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	59,387	54,013
Reverse repurchase agreements	16,091	11,781
Contracts held with reinsurers	11,292	10,906
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	11,414	11,304
Reverse repurchase agreements	0	0
Contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	3,010	3,329
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	3,010	3,329
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	9,932	9,762
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	2,291	1,879
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	7,641	7,883
Financial assets at fair value through profit or loss | Debt securities
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	39,988	38,047
Financial assets at fair value through profit or loss | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	11,183	10,127
Financial assets at fair value through profit or loss | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	26,703	26,118
Financial assets at fair value through profit or loss | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	2,102	1,802
Financial assets at fair value through profit or loss | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	62
Financial assets at fair value through profit or loss | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	62
Financial assets at fair value through profit or loss | Treasury and other bills | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Treasury and other bills | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	111,212	106,882
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	109,541	105,263
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,671	1,619
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	22,232	23,154
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,846	11,390
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	11,094	11,422
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	292	342
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	21,997	22,871
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,846	11,390
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	11,094	11,422
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	57	59
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	235	283
Financial assets at fair value through other comprehensive income | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	235	283
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	23,670	24,753
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	51	78
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	23,112	24,122
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 507	£ 553

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.